Securities (Unrealized Losses Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Available-for-sale Securities, Gross Realized Gains	$ 440,000	$ 394,000
Available-for-sale Securities, Gross Realized Losses	7,000	4,000
Available-for-sale Securities, Gross Realized Gain (Loss)	433,000	390,000
Available-for-sale Securities Pledged as Collateral	50,400,000	74,500,000
Available For Sale Securities Pledged As Collateral Against Government Deposits	32,100,000	19,900,000
Equity Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Gross Realized Gains		4,000
Available-for-sale Securities, book value		60,000
Number of securities sold		1
Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Gross Realized Gains	143,000	9,000
Available-for-sale Securities, book value	8,600,000	517,000
Number of securities sold	4	2
Agency Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Gross Realized Gains	68,000
Available-for-sale Securities, book value	2,600,000
Number of securities sold	2
Corporate Bond Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Gross Realized Gains	3,000	186,000
Available-for-sale Securities, book value	2,000,000	4,800,000
Number of securities sold	1	4
Corporate Bond Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Gross Realized Losses	3,000
Available-for-sale Securities, book value	2,000,000
Number of securities sold	1
Asset-Backed Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Gross Realized Gains	13,000	195,000
Available-for-sale Securities, book value	858,000	6,400,000
Number of securities sold	1	5
Municipal Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Gross Realized Gains	213,000
Available-for-sale Securities, Gross Realized Losses	4,000	4,000
Available-for-sale Securities, book value	$ 5,700,000
Number of securities sold	17
Number of securities called	1	1